Government assistance (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Government Assistance [Abstract]
Government assistance resulting from the canada emergency wage subsidy	$ 0	$ 402	$ 860